Auditor's Remuneration - Summary of Detailed Information About Auditor's Remuneration (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Auditor's remuneration [abstract]
Audit fees	$ 471,568	$ 412,793	$ 266,000	$ 141,772
Audit-related fees				481,415
Other fees in relation to prior year's audit		8,382
Other assurance services and fees		13,291	276,498
Total	$ 471,568	$ 434,466	$ 542,498	$ 623,187